Summary of significant accounting policies (Effect of change in estimate) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effect of change in estimate:
Gross profit	$ 298,997,866	$ 280,035,282	$ 199,731,397
Net income	126,356,264	156,997,595	102,297,870
Basic	$ 0.87	$ 1.09	$ 0.68
Diluted	$ 0.85	$ 1.08	$ 0.68
Certain Real Estate Development Projects [Member]
Effect of change in estimate:
Percentage completion	83.60%
Contracts Accounted for under Percentage of Completion [Member] | Certain Real Estate Development Projects [Member]
Effect of change in estimate:
Real estate development projects affected by changes in estimates	10
Gross profit	54,300,000	19,900,000	11,200,000
Net income	$ 40,700,000	$ 14,900,000	$ 8,400,000
Basic	$ 0.28	$ 0.10	$ 0.06
Diluted	$ 0.27	$ 0.10	$ 0.06